Summary of Significant Accounting Policies - Equity Investments (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Impairments	$ 0	$ 0	$ 0